Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share Capital and Share-Based Payments [Abstract]
Outstanding (in shares) | shares	3,583,443	2,919,070
Issued in Acquisitions (in shares) | shares		2,813,747
Exercised (in shares) | shares	(1,502,063)	(1,833,661)
Expired/forfeited (in shares) | shares	(225,737)	(315,713)
Outstanding (in shares) | shares	1,855,643	3,583,443
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 7.14	$ 5.99
Weighted average exercise price, Issued in Acquisitions (in cad per share) | $ / shares		7.27
Weighted average exercise price, Exercised (in cad per share) | $ / shares	7.82	5.77
Weighted average exercise price, Expired/forfeited (in cad per share) | $ / shares	8.83	15.04
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 6.42	$ 7.14